Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Result for the period	€ (87,640)	€ (10,280)	€ (12,050)
Depreciation and amortization	3,485	1,641	573
Finance income	(47)
Finance expense	2,835	2,135	884
Share listing expense	58,523
Gain/loss on disposal of property, plant and equipment	55	70	147
Change in trade receivables not attributable to investing or financing activities	(10,540)	1,380	42
Change in inventories	8,572	13,887	(18,271)
Change in trade payables	785	5,936	(1,338)
Change in contract assets	654	(565)	(1,062)
Change in contract liabilities	(1,802)	(29,686)	9,590
Change in other investments	(2,577)	(140)	26
Change in other provisions	6,112	3,082	79
Change in other liabilities	3,283	(45)	1,490
Cash flow from operating activities	(18,304)	(12,584)	(19,890)
Purchase of property, plant and equipment	(1,576)	(1,059)	(1,323)
Investments in intangible assets, including internally generated intangible asset	(4,009)	(5,564)	(4,768)
Proceeds from sale of property, plant and equipment			241
Cash flow from investing activities	(5,585)	(6,623)	(5,850)
Proceeds from borrowings and shareholder contribution and loans	26,409	10,354	13,744
Repayment of loans and borrowings	(354)
Proceeds from issuance of shares to equity holders of the parent	265,372
Cash election by shareholders in lieu of shares	(84,112)
Transaction cost deducted from equity	(14,991)
Repayment of shareholder loans	(43,257)
Redemption of equity	(19,976)
Payment of lease liabilities	(569)	(454)	(227)
Interest paid	(2,571)
Cash flow from financing activities	125,950	9,900	13,517
Net increase in cash and cash equivalents	102,062	(9,307)	(12,223)
Net cash and cash equivalents at the beginning of the period	18	9,325	21,547
FX effects	(267)
Net cash and cash equivalents at the end of the period	€ 101,813	€ 18	€ 9,325